S000072728 [Member] Investment Strategy - SA Wellington Government and Quality Bond Portfolio	Jul. 28, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Portfolio
Strategy Narrative [Text Block]
The Portfolio’s principal investment strategy is to invest, under normal circumstances, at least 80% of net assets in obligations issued, guaranteed or insured by the U.S. Government, its agencies or instrumentalities and in high quality fixed income securities (rated AA‑ or better by S&P Global Ratings or Aa3 or better by Moody’s Investors Service, Inc. or its equivalent by any other nationally recognized statistical rating organization).
U.S. Government securities include agency issued adjustable rate and fixed rate mortgage-backed securities and other mortgage-related securities (“Agency Mortgage-Backed Securities”) and repurchase agreements collateralized by such securities. The Portfolio may invest in fixed income securities of any maturity.
The Portfolio may gain exposure to Agency Mortgage-Backed Securities through several methods, including by utilizing to‑be‑announced (“TBA”) agreements in Agency Mortgage-Backed Securities or through the use of reverse repurchase agreements. TBA agreements for Agency Mortgage-Backed Securities are standardized contracts for future delivery of fixed-rate mortgage pass-through securities in which the exact mortgage pools to be delivered are not specified until shortly before settlement. A reverse repurchase agreement enables the Portfolio to gain exposure to specified pools of Agency Mortgage-Backed Securities by purchasing them on a forward settling basis and using the proceeds of the reverse repurchase agreement to settle the trade.
The Portfolio also intends to invest in derivatives, including, but not limited to, futures, swaps and options on swaps, which are used primarily to hedge the Portfolio’s portfolio risks, manage the Portfolio’s duration and/or gain exposure to certain fixed income securities.
The Portfolio may also implement short positions and may do so by using swaps or futures, TBA agreements in Agency Mortgage-Backed Securities, or through short sales of any instrument that the Portfolio may purchase for investment. For example, the Portfolio may enter into a futures contract pursuant to which it agrees to sell an asset (that it does not currently own) at a specified price at a specified point in the future. This gives the Portfolio a short position with respect to that asset. The Portfolio may utilize short positions to implement macro views on securities valuations, long-term views on relative value or short-term views on security mispricings, as well as any other views the subadviser deems appropriate. For example, the Portfolio may enter into a TBA agreement to sell an Agency Mortgage-Backed Security that it believes will underperform. The Portfolio will benefit from a short position to the extent the asset decreases in value (and will be harmed to the extent the asset increases in value) between the time it enters into the futures contract and the agreed date of sale. Alternatively, the Portfolio may sell an instrument (e.g., a bond, or a futures contract) it does not own in anticipation of a decline in the market value of the instrument and then borrow the instrument to make delivery to the buyer. In these transactions, the Portfolio is obligated to replace the instrument borrowed by purchasing it at the market price at the time of replacement.
The Portfolio’s net assets may also be invested in privately issued adjustable rate and fixed rate mortgage-backed securities and other mortgage-related securities (such as commercial mortgage-backed securities and non‑agency residential mortgage-backed securities), asset-backed securities, collateralized loan obligations, mortgage dollar rolls, corporate securities, municipal securities, floating and variable rate obligations, when-issued securities and forward commitments, short term investments and bank obligations. The Portfolio may use an active trading strategy to achieve its objective.
100% of the Portfolio’s portfolio will be invested in U.S. dollar-denominated securities.